DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

			Repayment		2025		2024
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	792.0	2025-2034	$20.0	$1,114.7	$190.5	$1,068.8
Canadian dollar, Series 1, fixed rate - 5.54%		$400.0	2028	—	398.1	—	397.5
Canadian dollar, fixed rate - 4.15%		$8.6	2025-2027	2.9	5.7	12.9	8.6
Term loans
U.S. dollar, variable rate	US$	325.0	2025-2026	178.7	288.3	—	168.9
Canadian dollar, variable rate		$18.3	2025-2028	5.6	12.6	5.6	18.3
Other			2025-2026	33.5	—	14.3	32.8
Lease liabilities
U.S. dollar			2025-2071	92.0	432.0	30.2	368.2
Other			2025-2054	29.1	239.0	25.0	128.5
R&D obligations
Canadian dollar			2025-2048	37.2	581.0	30.4	543.8
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	—
Canadian dollar, variable rate				—	—	—	30.0
Total long-term debt				$399.0	$3,071.4	$308.9	$2,765.4

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2023	$1,300.7	$564.4	$455.9	$496.1	$433.0	$3,250.1
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(396.7)	(396.7)
Proceeds from long-term debt	397.1	—	—	36.4	—	433.5
Repayment of long-term debt	(21.7)	(324.0)	—	(24.7)	—	(370.4)
Repayment of lease liabilities	—	—	(69.5)	—	—	(69.5)
Total changes from financing cash flows	$375.4	$(324.0)	$(69.5)	$11.7	$(396.7)	$(403.1)
Non-cash changes
Foreign currency exchange differences	1.2	(1.3)	0.5	—	(6.3)	(5.9)
Additions and remeasurements of lease liabilities	—	—	177.2	—	—	177.2
Disposal of discontinued operations (Note 3)	—	—	(12.2)	—	—	(12.2)
Accretion	—	—	—	27.9	—	27.9
Transfer from royalty obligations (Note 3)	—	—	—	36.9	—	36.9
Other	1.0	0.8	—	1.6	—	3.4
Total non-cash changes	$2.2	$(0.5)	$165.5	$66.4	$(6.3)	$227.3
Net book value as at March 31, 2024	$1,678.3	$239.9	$551.9	$574.2	$30.0	$3,074.3
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(45.0)	(45.0)
Proceeds from long-term debt	—	285.8	—	45.7	—	331.5
Repayment of long-term debt	(216.1)	(72.6)	—	(32.6)	—	(321.3)
Repayment of lease liabilities	—	—	(59.9)	—	—	(59.9)
Total changes from financing cash flows	$(216.1)	$213.2	$(59.9)	$13.1	$(45.0)	$(94.7)
Non-cash changes
Business combinations (Note 2)	—	48.5	110.0	—	—	158.5
Foreign currency exchange differences	78.1	16.3	36.7	—	15.0	146.1
Additions and remeasurements of lease liabilities	—	—	153.4	—	—	153.4
Accretion	—	—	—	32.5	—	32.5
Other	1.1	0.8	—	(1.6)	—	0.3
Total non-cash changes	$79.2	$65.6	$300.1	$30.9	$15.0	$490.8
Net book value as at March 31, 2025	$1,541.4	$518.7	$792.1	$618.2	$—	$3,470.4